Drilling rigs, drillships, machinery and equipment, net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Balance	$ 6,207,633
Balance	6,853,508
Drilling rigs, drillships, machinery and equipment | Cost
Property, Plant and Equipment [Line Items]
Balance	7,331,372
Additions / Transfer from drillships under construction	821,784
Balance	8,153,156
Drilling rigs, drillships, machinery and equipment | Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(1,123,739)
Depreciation	(175,909)
Balance	(1,299,648)
Drilling rigs, drillships, machinery and equipment | Net Book Value
Property, Plant and Equipment [Line Items]
Balance	6,207,633
Additions / Transfer from drillships under construction	821,784
Depreciation	(175,909)
Balance	$ 6,853,508